DIVESTITURE (Tables)	12 Months Ended
Jan. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following is a summary of the assets and liabilities distributed as part of the SIS completed sale as of January 31, 2024:

As of January 31,
(in thousands)	2024
Current assets:
Accounts receivable	$5,719
Contract assets, net	2,091
Inventories	731
Prepaid expenses and other current assets	407
Total current assets	8,948
Property and equipment, net	1,424
Operating lease right-of-use assets	710
Goodwill	31,865
Intangible assets, net	415
Deferred income taxes	162
Other assets	3,392
Total assets	$46,916

Current liabilities:
Accounts payable	$1,327
Accrued expenses and other current liabilities	1,257
Contract liabilities	5,863
Total current liabilities	8,447
Long-term contract liabilities	946
Operating lease liabilities	510
Total liabilities	$9,903